UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 12, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JULY 28,1999.


Report for the Calendar Year or Quarter Ended: September 30, 1998

Check here if Amendment [ X ]; Amendment Number: 1

   This Amendment (Check only one.): [   ]  is a restatement.

                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             International Specialty Products Inc.
Address:          300 Delaware Avenue
                  Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard A. Weinberg
Title:            Executive Vice President and General Counsel
Phone:            973-628-3520

Signature, Place, and Date of Signing:

/s/Richard A. Weinberg      Wayne, New Jersey     August 5, 1999
------------------------------------------------------------------
[Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                    6

Form 13F Information Table Entry Total:               4

Form 13F Information Table Value Total:          $68,480
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number                   Name
---               --------------------                   ----

1                      28-5328                Building Materials Corporation
                                              of America

2                      28-2655                G Industries Corp.

3                      28-2656                G-I Holdings Inc.

4                      28-5326                GAF Building Materials Corporation

5                      28-2521                GAF Corporation

6                      28-7274                ISP Opco Holdings Inc.


NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.



Column 1                  Column 2     Column 3       Column 4      Column 5      Column 6     Column 7      Column 8

                          Title                                     Shares
                            Of                          Value         Or          Investment     Other         Voting Authority
Name of Issuer            Class          CUSIP        (x $1,000)    Prin Amt      Discretion    Managers     Sole   Shared   None
--------------            -----          -----        ----------    --------      ----------   ---------     ----   ------   ----
Chrysler                   COM         171196108        47,439       990,897 SH   DEFINED           6               990,897
Southern NE Telephone      COM         843485103         1,210        15,520 SH   DEFINED           6                15,520
Chrysler                   COM         171196108        19,696       411,405 SH   DEFINED      1,2,3,4,5,6          411,405
Southern NE Telephone      COM         843485103           135         1,730 SH   DEFINED      1,2,3,4,5,6            1,730


                                       Column Total     68,480
                                                        ======

